INCOME TAXES	12 Months Ended
Jan. 01, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES:
The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2022	2021

Earnings before income taxes	$566,428	$624,558
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	150,103	165,508

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(132,436)	(157,321)
Income tax and other adjustments related to prior taxation years	321	73
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(9,938)	(8,593)
Non-recognition of tax benefits related to tax losses and temporary differences	13,151	11,035
Effect of non-deductible expenses and other	3,687	6,673
Total income tax expense	$24,888	$17,375
Average effective tax rate	4.4%	2.8%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2022	2021

Current income taxes, includes a recovery of $1,283 (2021 - $1,061) relating to prior taxation years	$25,039	$18,340

Deferred income taxes:
Origination and reversal of temporary differences	(4,968)	(4,541)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(9,938)	(8,593)
Non-recognition of tax benefits related to tax losses and temporary differences	13,151	11,035
Adjustments relating to prior taxation years	1,604	1,134
	(151)	(965)
Total income tax expense	$24,888	$17,375

In fiscal 2022, the Company re-recognized $9.9 million (2021 - $8.6 million) of previously de-recognized (in fiscal 2017 pursuant to the organizational realignment plan) deferred income tax assets in the U.S. relating to deferred income tax assets that are now more likely than not to be recovered.
19. INCOME TAXES (continued):

Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	January 1, 2023	January 2, 2022

Deferred income tax assets:
Non-capital losses	$111,792	$102,138
Non-deductible reserves and accruals	14,837	26,304
Property, plant and equipment and Right-of-use assets	19,761	16,434
Intangible assets	3,427	2,537
Other items	10,189	7,730
	160,006	155,143
Unrecognized deferred income tax assets	(105,658)	(102,749)
Deferred income tax assets	$54,348	$52,394

Deferred income tax liabilities:
Property, plant and equipment	$(38,348)	$(34,668)
Deferred income tax liabilities	$(38,348)	$(34,668)
Deferred income taxes	$16,000	$17,726

The details of changes to deferred income tax assets and liabilities were as follows:

	2022	2021

Balance, beginning of fiscal year, net	$17,726	$17,689

Recognized in the statements of earnings:
Non-capital losses	10,133	3,462
Non-deductible reserves and accruals	(11,218)	(1,944)
Property, plant and equipment	797	(4,909)
Intangible assets	888	6,425
Other	2,459	274
Unrecognized deferred income tax assets	(2,908)	(2,343)
	151	965

Business acquisitions	(1,754)	(979)
Other	(123)	51
Balance, end of fiscal year, net	$16,000	$17,726

As at January 1, 2023, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $105.7 million, for which no deferred tax asset has been recognized (January 2, 2022 - $102.7 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2027 and 2042. The recognized deferred tax asset related to loss carryforwards is supported by projections of future profitability of the Company.

The Company has not recognized a deferred income tax liability for the undistributed profits of subsidiaries operating in foreign jurisdictions, as the Company currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at January 1, 2023, a deferred income tax liability of approximately $67 million would result from the recognition of the taxable temporary differences of approximately $627 million.